LONGTERM INVESTMENTS (Details Narrative) - Silver Wolf Exploration Ltd. [Member] - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 26, 2021
Common Share [Member]
Statement [Line Items]
Exercise Price Per Share		$ 0.20
Common Stock Shares Purchased	250,000	131,718
Warrants [Member]
Statement [Line Items]
Exercise Price Per Share		$ 0.20	$ 0.20
Common Stock Shares Purchased		300,000	300,000